Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table discloses additional compensation information of (i) our Chief Executive Officer and (ii) all other named executive officers (the "Other NEOs"), including "compensation actually paid" during the specified years alongside total shareholder return ("TSR") and net income metrics:

					Value of initial fixed $100 investment based on:
Year(1)	Summary compensation table total for CEO ($)	Compensation actually paid to CEO(2)(3) ($)	Average summary compensation table total for Other NEOs ($)	Average Compensation actually paid to Other NEOs(2)(4) ($)	Total shareholder return(5) ($)	Peer group total shareholder return(5) ($)	Net income(6) ($ millions)
2025	9,656,813	17,732,855	3,553,996	6,043,950	89.87	87.60	(353)
2024	7,279,504	4,803,366	2,793,357	1,696,346	147.43	95.43	(283)
2023	10,120,945	7,480,720	4,193,925	2,953,574	194.36	94.37	(307)
2022	9,048,432	(2,065,105)	4,191,618	(2,394,074)	204.75	87.61	(267)
2021	9,483,339	14,577,932	5,939,512	7,091,681	400.69	117.83	53

Named Executive Officers, Footnote	Our Chief Executive Officer for each of the years presented was Dr. Rosen. Our Other NEOs for 2025 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett, and Richard Markus. Our other NEOs for 2024, 2023 and 2022 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett and Dimitry Nuyten. Our Other NEOs for 2021 were Robert C. Goeltz, Juan Jaen, Jennifer Jarrett, Carolyn Tang and William Grossman.
Peer Group Issuers, Footnote	TSR figures assume an initial investment in our common stock of $100 on December 31, 2020. The peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Biotechnology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 25.
PEO Total Compensation Amount	$ 9,656,813	$ 7,279,504	$ 10,120,945	$ 9,048,432	$ 9,483,339
PEO Actually Paid Compensation Amount	$ 17,732,855	4,803,366	7,480,720	(2,065,105)	14,577,932
Adjustment To PEO Compensation, Footnote	The adjustments made to the summary compensation table total for Dr. Rosen for each year presented above to determine compensation actually paid to Dr. Rosen in such year are shown in the tables below:

2025
Summary compensation table total	9,656,813
Less, value of stock & option awards	(8,208,310)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	11,505,469
Plus change in fair value of prior year awards that are outstanding and unvested	2,682,647
Plus FMV as of the vesting date of awards granted this year and that vested this year	2,069,034
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	27,202
Total adjustments	8,076,042
Compensation actually paid to CEO	17,732,855

Non-PEO NEO Average Total Compensation Amount	$ 3,553,996	2,793,357	4,193,925	4,191,618	5,939,512
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,043,950	1,696,346	2,953,574	(2,394,074)	7,091,681
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments made to the average summary compensation table total for Other NEOs for each year presented above to determine average compensation actually paid to Other NEOs in such year are shown in the tables below:

2025
Summary compensation table total	3,553,996
Less, value of stock & option awards	(2,620,761)
Plus year-end value of awards granted in fiscal year that are unvested and outstanding	3,770,503
Plus change in fair value of prior year awards that are outstanding and unvested	714,294
Plus FMV as of the vesting date of awards granted this year and that vested this year	619,113
Plus change as of the vesting date in fair value (from prior year-end) of prior year awards that vested this year	6,805
Total adjustments	2,489,954
Compensation actually paid to Other NEOs	6,043,950

Compensation Actually Paid vs. Total Shareholder Return
The graphs below show the relationship between (i) the compensation actually paid to both our Chief Executive Officer and the Other NEOs for the years set forth in the Pay versus Performance Table, (ii) our net income/loss and (iii) total shareholder return for us and our peer group for the corresponding years:

Compensation Actually Paid vs. Net Income
The graphs below show the relationship between (i) the compensation actually paid to both our Chief Executive Officer and the Other NEOs for the years set forth in the Pay versus Performance Table, (ii) our net income/loss and (iii) total shareholder return for us and our peer group for the corresponding years:

Total Shareholder Return Vs Peer Group
The graphs below show the relationship between (i) the compensation actually paid to both our Chief Executive Officer and the Other NEOs for the years set forth in the Pay versus Performance Table, (ii) our net income/loss and (iii) total shareholder return for us and our peer group for the corresponding years:

Total Shareholder Return Amount	$ 89.87	147.43	194.36	204.75	400.69
Peer Group Total Shareholder Return Amount	87.60	95.43	94.37	87.61	117.83
Net Income (Loss)	$ (353,000,000)	$ (283,000,000)	$ (307,000,000)	$ (267,000,000)	$ 53,000,000
PEO Name	Dr. Rosen	Dr. Rosen	Dr. Rosen	Dr. Rosen	Dr. Rosen
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the "compensation actually paid" columns was determined by reference to (i) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price and (ii) for stock options, the fair value estimated using a binomial lattice model as of the applicable year-end or vesting date(s). Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.TSR figures assume an initial investment in our common stock of $100 on December 31, 2020.Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown. The Company does not use any financial performance measure to link compensation actually paid to company performance.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,076,042
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,208,310)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,505,469
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,682,647
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,069,034
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,202
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,489,954
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,620,761)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,770,503
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	714,294
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,113
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,805